[LOGO]
USAA(R)

                            USAA NEW YORK
                                 MONEY MARKET Fund

                                                                       [GRAPHIC]

                         S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
September 30, 2002                                         USAA Tax-Exempt Funds

                                             (C)2002, USAA. All rights reserved.

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                   [GRAPHIC]

                         ...WE BELIEVE THE BEST COURSE
[PHOTO]                  OF ACTION IS TO REMAIN PATIENT
                            AND TO EXERCISE PRUDENCE
                         IN INVESTMENT DECISION-MAKING.

                                   [GRAPHIC]

--------------------------------------------------------------------------------

                 Only six months ago, the nation was thought to be on the brink of an economic recovery. Unfortunately, a number of issues, including questions of corporate governance, high-profile bankruptcies, political tensions in the Middle East, and ongoing equity market volatility, have sidetracked that revitalization. The Federal Reserve Board, widely expected to raise short-term interest rates in 2002, not only postponed a rate increase but also signaled its willingness to cut rates again in support of the economy.

                 Given the current level of uncertainty, we believe the best course of action is to remain patient and to exercise prudence in investment decision-making. Until the economy shows clear signs of improvement, interest rates are likely to remain low. Under the circumstances, all of us at USAA are particularly proud of our tax-exempt bond and money market funds for several reasons.

                 First, they are run by an outstanding team of portfolio managers, analysts, and traders.

                 Second, we are very expense-conscious. We understand that fund expenses have a direct impact on performance and how much of the fund's returns you get to keep.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 Third, while not blind to total return, we emphasize current income. Over a market cycle, a superior income stream and prudent risk management are important components of a fund's performance.

                 Also, your USAA tax-exempt funds reduce your tax exposure. You told us that you do not want the income from them to be subject to the alternative minimum tax (AMT) for individual taxpayers. And since the inception of these funds, none of them has been subject to the AMT for individuals - a commitment we plan to keep.

                 Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for trusting us to help you with your investments. We promise to keep working hard on your behalf.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ATHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                          2

FINANCIAL INFORMATION

     Portfolio of Investments                                       8

     Notes to Portfolio of Investments                             14

     Financial Statements                                          15

     Notes to Financial Statements                                 18

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C) 2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA NEW YORK MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in high-quality New York tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.*

                 * AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
                   GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
                                      9/30/02                       3/31/02
--------------------------------------------------------------------------------
Net Assets                         $93.4 Million                 $99.3 Million
Net Asset Value Per Share              $1.00                         $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/02
--------------------------------------------------------------------------------
3/31/02 to 9/30/02        1 YEAR      5 YEARS       10 YEARS       7-DAY YIELD
     0.48%**               1.07%       2.68%         2.76%            1.12%

** TOTAL RETURNS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH
   RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

--------------------------------------------------------------------------------
                          7 DAY YIELD COMPARISON
--------------------------------------------------------------------------------

                 USAA NEW YORK
                  MONEY MAREKT
                      FUND       IMONEYNET AVERAGE
                 -------------   -----------------

 9/24/2001            1.73%             1.63%
10/29/2001            1.58              1.54
11/26/2001            1.29              1.19
12/31/2001            1.29              1.17
 1/28/2002            0.98              0.87
 2/25/2002            0.92              0.82
 3/25/2002            0.99              0.97
 4/29/2002            1.19              1.13
 5/20/2002            1.09              1.06
 6/24/2002            0.94              0.91
 7/29/2002            0.96              0.91
 8/26/2002            0.86              0.81
 9/30/2002            1.12              1.07


                 DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/30/02.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. State Specific SB (Stock Broker) & GP (General Purpose) (Tax-Free) Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO] Regina G. Shafer, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO SEPTEMBER 30, 2002?

                 The USAA New York Money Market Fund performed well for the six months ending September 30, 2002. For that time period, iMoneyNet, Inc. ranked the Fund 26 out of 59 New York tax-exempt money market funds. The Fund had a return of 0.48%, and the average return for the category over the same period was 0.46%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 The fixed-income markets remained volatile as investors expressed their concern about weaker-than-expected economic data, corporate scandals, potential terrorist attacks, and the threat of war with Iraq. In particular, the mixed economic news led many to predict an interest rate cut by the Federal Reserve Board (the Fed), but opinion was divided on the precise timing of such a move.

                 Tax-exempt short-term interest rates, which fell dramatically in 2001, moved down almost a full percentage point. At the beginning of April, one-year notes stood at 2.15%, but they ended the quarter at 1.46%. There was a similar downward trend in the yields

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE IMONEYNET, INC. DEFINITION.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 of commercial paper and variable-rate demand notes (VRDNs). VRDNs are short-term issues with a demand feature that provides the owner with the option of selling the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. At one point, the VRDN rates dropped as low as 1.09%.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Our goal is to maximize yield while maintaining safety and liquidity for our shareholders. To this end, we held a large portion of the Fund in VRDNs. Because their interest rates reset each day or week, VRDNs offer us significant flexibility. When we see an opportunity to enhance yield, we are in a position to purchase issues without having to sell core holdings. We also continued to buy commercial paper and short-term notes. If rates decline further, this strategy could potentially provide higher yields and help to stabilize the portfolio's overall yield.

                 Because of the generally high quality nature of money market securities, the Fund has not had the credit-quality problems seen in some longer-maturity corporate bonds. We continue to be selective about our purchases and rely on our skilled analysts to assist us in evaluating each issue we consider.

WHAT IS THE OUTLOOK?

                 We believe that investor uncertainty and the related market volatility will persist in the near term. Until there are signs of a sustained economic recovery, the Fed is likely to keep short-term interest rates at their current level or even lower. On a positive note, we will see significant new issuance over the next few months as municipalities respond to economic pressures and issue more tax-exempt debt.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

                      PORTFOLIO MIX
                         9/30/02


Variable-Rate Demand Notes                         66.7%
Fixed-Rate Instruments                             31.1%
Put Bonds                                           1.1%


  PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 8-13.

7

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

--------------------------------------------------------------------------------
                     CUMULATIVE PERFORMANCE OF $10,000
--------------------------------------------------------------------------------

                                      USAA NEW YORK
                                      MONEY MARKET
                                          FUND
---------------------------------------------------

Sep-92                                 $10,000.00
Oct-92                                  10,021.16
Nov-92                                  10,040.88
Dec-92                                  10,061.24
Jan-93                                  10,076.53
Feb-93                                  10,092.13
Mar-93                                  10,108.19
Apr-93                                  10,124.33
May-93                                  10,140.89
Jun-93                                  10,159.06
Jul-93                                  10,174.55
Aug-93                                  10,193.23
Sep-93                                  10,210.98
Oct-93                                  10,227.96
Nov-93                                  10,246.00
Dec-93                                  10,263.12
Jan-94                                  10,278.33
Feb-94                                  10,294.38
Mar-94                                  10,310.58
Apr-94                                  10,326.66
May-94                                  10,347.80
Jun-94                                  10,365.50
Jul-94                                  10,382.25
Aug-94                                  10,404.67
Sep-94                                  10,429.17
Oct-94                                  10,453.09
Nov-94                                  10,479.01
Dec-94                                  10,508.77
Jan-95                                  10,537.20
Feb-95                                  10,564.37
Mar-95                                  10,594.64
Apr-95                                  10,625.85
May-95                                  10,662.71
Jun-95                                  10,692.38
Jul-95                                  10,721.30
Aug-95                                  10,753.95
Sep-95                                  10,785.31
Oct-95                                  10,819.40
Nov-95                                  10,852.28
Dec-95                                  10,885.57
Jan-96                                  10,918.27
Feb-96                                  10,945.53
Mar-96                                  10,971.66
Apr-96                                  11,002.15
May-96                                  11,033.81
Jun-96                                  11,059.85
Jul-96                                  11,088.11
Aug-96                                  11,116.57
Sep-96                                  11,146.14
Oct-96                                  11,175.05
Nov-96                                  11,202.71
Dec-96                                  11,234.35
Jan-97                                  11,263.63
Feb-97                                  11,291.26
Mar-97                                  11,318.73
Apr-97                                  11,349.57
May-97                                  11,382.30
Jun-97                                  11,415.28
Jul-97                                  11,445.77
Aug-97                                  11,473.02
Sep-97                                  11,505.49
Oct-97                                  11,536.59
Nov-97                                  11,566.70
Dec-97                                  11,602.38
Jan-98                                  11,632.75
Feb-98                                  11,660.45
Mar-98                                  11,690.65
Apr-98                                  11,723.20
May-98                                  11,754.66
Jun-98                                  11,787.13
Jul-98                                  11,815.57
Aug-98                                  11,843.45
Sep-98                                  11,872.63
Oct-98                                  11,899.86
Nov-98                                  11,927.42
Dec-98                                  11,955.72
Jan-99                                  11,980.88
Feb-99                                  12,002.13
Mar-99                                  12,029.83
Apr-99                                  12,057.28
May-99                                  12,085.09
Jun-99                                  12,116.22
Jul-99                                  12,142.20
Aug-99                                  12,171.12
Sep-99                                  12,200.80
Oct-99                                  12,229.21
Nov-99                                  12,262.64
Dec-99                                  12,296.96
Jan-00                                  12,328.76
Feb-00                                  12,359.91
Mar-00                                  12,394.29
Apr-00                                  12,427.12
May-00                                  12,473.99
Jun-00                                  12,513.18
Jul-00                                  12,550.45
Aug-00                                  12,589.56
Sep-00                                  12,627.75
Oct-00                                  12,670.75
Nov-00                                  12,711.17
Dec-00                                  12,748.43
Jan-01                                  12,781.84
Feb-01                                  12,813.75
Mar-01                                  12,842.15
Apr-01                                  12,877.43
May-01                                  12,909.61
Jun-01                                  12,934.52
Jul-01                                  12,959.07
Aug-01                                  12,979.15
Sep-01                                  12,996.63
Oct-01                                  13,015.37
Nov-01                                  13,030.51
Dec-01                                  13,042.72
Jan-02                                  13,053.00
Feb-02                                  13,062.26
Mar-02                                  13,072.21
Apr-02                                  13,083.68
May-02                                  13,096.42
Jun-02                                  13,105.49
Jul-02                                  13,114.93
Aug-02                                  13,125.13
Sep-02                                  13,135.12


                 DATA FROM 9/30/92 THROUGH 9/30/02.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA New York Money Market Fund.

                 Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA NEW YORK MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

9

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA NEW YORK MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

           (PRE)     Prerefunded to a date prior to maturity.
           (LOC)     Enhanced by a bank letter of credit.
           (LIQ)     Enhanced by a bank or nonbank liquidity agreement.
           (NBGA)    Enhanced by a nonbank guarantee agreement.
           (INS) Scheduled principal and interest payments are insured by one of the following companies:
                     AMBAC Financial Group, Inc., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA, Inc., or Radian Asset Assurance, Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

           BAN       Bond Anticipation Note
           COP       Certificate of Participation
           CP        Commercial Paper
           CSD       Central School District
           GO        General Obligation
           IDA       Industrial Development Authority/Agency
           MERLOT    Municipal Exempt Receipts-Liquidity Optional
                       Tender
           MLO       Municipal Lease Obligation
           MTA       Metropolitan Transportation Authority
           RAN       Revenue Anticipation Note
           RB        Revenue Bond

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA NEW YORK MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT  SECURITY                                            RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------
           VARIABLE-RATE DEMAND NOTES (66.7%)

           NEW YORK (61.9%)
  $ 3,000  Babylon IDA RB, Series 1998 (LIQ)(INS)              1.75%       1/01/2019       $ 3,000
           Chautauqua County IDA RB,
    2,950     Series 2000A (LOC)                               1.70        8/01/2030         2,950
    6,000     Series 2001A (LOC)                               1.70       12/01/2031         6,000
    3,050  Dutchess County IDA RB, Series 1997 (LOC)           1.80       10/01/2017         3,050
    1,395  Monroe County IDA RB, Series 1999A (LOC)            1.65        6/01/2029         1,395
    2,800  MTA Transit Facilities RB, Series 1999A,
              MERLOT Series 2000F (LIQ)(INS) (a)               1.65        7/01/2029         2,800
    1,050  New York City GO, Fiscal 1996
              Series J-2 (LOC)                                 1.80        2/15/2016         1,050
           New York City IDA Civic Facility RB,
    2,000     Series 1998 (LOC)                                1.75       12/01/2013         2,000
    1,800     Series 2000 (LOC)                                1.75        3/01/2020         1,800
    4,250     Series 2000 (Columbia Grammar Prep.
                 School) (LOC)                                 1.70        9/30/2031         4,250
    1,300     Series 2001 (LOC)                                1.85       12/01/2027         1,300
    2,000     Series 2002 (LOC)                                1.75        4/01/2032         2,000
   10,985  Ramapo Housing Auth. RB,
              Series 1998 (LOC)                                1.82       12/01/2029        10,985
    1,330  Rensselaer County IDA Senior Housing RB,
              Series 1999A (NBGA)                              2.05        7/01/2029         1,330
           Rockland County IDA RB,
    4,985     Series 1999 (LOC)                                1.82        2/01/2029         4,985
    2,775     Series 2002 (LOC)                                1.82        1/01/2032         2,775
    1,540  Suffolk County IDA RB, Series 1992 (LOC)            1.70       12/01/2012         1,540
    2,500  Urban Development Corp. RB, Series C,
              MERLOT, Series 2000N (LIQ)(INS) (a)              1.65        1/01/2029         2,500
    2,115  Westchester County IDA RB, Series 1998 (LOC)        1.75       10/01/2028         2,115

           PUERTO RICO (4.8%)
    4,500  Industrial, Tourist, Educational,
              Medical, and Environmental Control RB,
              Series 1998 (LOC)                                1.95       10/01/2021         4,500
                                                                                           -------
           Total variable-rate demand notes (cost: $62,325)                                 62,325
                                                                                           -------

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11

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=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA NEW YORK MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT  SECURITY                                            RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------
           PUT BONDS (1.1%)

           NEW YORK
  $ 1,000  Mortgage Agency RB,
              34th Series (cost: $1,000)                       1.65%      10/01/2017       $ 1,000
                                                                                           -------

           FIXED-RATE INSTRUMENTS (31.1%)

           NEW YORK
      327  Amsterdam Enlarged City School District GO,
              Series 2001 (INS)                                3.50       12/15/2002           328
           Binghamton Public Improvement GO,
      290     Series 2002A (INS)                               2.50        3/01/2003           291
      585     Series 2002B (INS)                               2.50        2/15/2003           587
      295  Canastota CSD GO, Series 2002 (INS)                 4.00        4/01/2003           299
    1,000  Cohoes GO BAN, Series 2002                          2.75        3/21/2003         1,003
    4,500  Corning City School District RAN,
              Series 2002                                      2.25       11/08/2002         4,504
      300  Dormitory Auth. RB, Series 2002C (INS)              3.00       10/01/2002           300
    1,700  Dutchess County Resource Recovery
              Agency RB, Series 1995A (PRE)                    6.80        1/01/2010         1,752
      500  East Bloomfield CSD GO,
              Series 2002 (INS)                                2.25        6/15/2003           502
      325  Gorham-Middlesex CSD GO,
              Series 2002 (INS)                                2.50        6/15/2003           327
      492  Granville CSD GO, Series 2002 (INS)                 4.00        6/15/2003           500
      530  Greece CSD GO, Series 2002 (INS)                    2.25        6/15/2003           533
    2,580  Lansingburgh CSD BAN, Series 2002                   2.50        6/27/2003         2,594
      230  Madison County IDA RB, Series 2001 (INS)            3.50        2/01/2003           231
      590  New Rochelle School District GO,
              Series 2001A (INS)                               3.75       12/15/2002           592
      435  New York City GO, Fiscal 2001 Series F              3.50        8/01/2003           441
    4,000  New York City Municipal Water Finance
              Auth. CP, Series 1 (LOC)                         1.35       11/12/2002         4,000
    2,000  New York City Transitional Finance
              Auth. BAN, Fiscal 2002 Series 3                  2.75       11/13/2002         2,002
    1,000  New York City Transitional Finance
              Auth. Recovery Notes, Fiscal 2002
              Series A                                         3.25       10/02/2002         1,000
      390  Oneida Health Care Corp. RB,
              Series 2001 (INS)                                3.50        2/01/2003           392

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA NEW YORK MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                    COUPON            FINAL
   AMOUNT  SECURITY                                            RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------
           Orange County IDA RB,
  $   420     Series 2001A (INS)                               3.00%      12/01/2002       $   421
      145     Series 2001B (INS)                               3.00       12/01/2002           145
      420  Springville Griffith Institute CSD GO,
              Series 2002 (INS)                                4.00        4/15/2003           425
      500  State GO                                            4.90        3/01/2003           506
    1,180  State COP (MLO)                                     5.00        9/01/2003         1,216
      450  Urban Development Corp. RB, Series C                5.25        1/01/2003           454
    3,000  Utica City School District GO BAN,
              Series 2002D                                     2.50        9/26/2003         3,023
      370  Wallkill CSD GO, Series 2002B (INS)                 2.25       10/15/2002           370
      355  Westfield CSD GO, Series 2002A (INS)                2.25       10/01/2002           355
                                                                                           -------
           Total fixed-rate instruments (cost: $29,093)                                     29,093
                                                                                           -------
           TOTAL INVESTMENTS (COST: $92,418)                                               $92,418
                                                                                           =======

13

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA NEW YORK MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Nursing/CCRC                                    21.5%
General Obligation                              19.8
Community Service                               18.7
Education                                       12.9
Special Assessment/Tax/Fee                       6.2
Appropriated Debt                                4.5
Water/Sewer Utility                              4.3
Hospital                                         3.4
Solid Waste Disposal                             3.2
Escrowed Bonds                                   1.9
Buildings                                        1.4
Single-Family Housing                            1.1
                                                ----
Total                                           98.9%
                                                ====

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA NEW YORK MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Securities are not registered under the Securities Act of
                     1933. Resales of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A and as such are generally deemed by the Manager to be liquid under guidelines approved by the Board of Directors. At September 30, 2002, these securities represented 5.7% of the Fund's net assets.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

15

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA NEW YORK MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS

     Investments in securities (valued at amortized cost)                                        $   92,418
     Cash                                                                                               889
     Receivables:
        Capital shares sold                                                                              90
        Interest                                                                                        342
                                                                                                 ----------
             Total assets                                                                            93,739
                                                                                                 ----------
LIABILITIES

     Capital shares redeemed                                                                            283
     USAA Investment Management Company                                                                  29
     USAA Transfer Agency Company                                                                         3
     Accounts payable and accrued expenses                                                               16
     Dividends on capital shares                                                                          3
                                                                                                 ----------
             Total liabilities                                                                          334
                                                                                                 ----------
                 Net assets applicable to capital shares outstanding                             $   93,405
                                                                                                 ==========
NET ASSETS CONSIST OF:

     Paid-in capital                                                                             $   93,405
                                                                                                 ==========
     Capital shares outstanding                                                                      93,405
                                                                                                 ==========
     Authorized shares of $.01 par value                                                          1,060,000
                                                                                                 ==========
     Net asset value, redemption price, and offering price per share                             $     1.00
                                                                                                 ==========

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA NEW YORK MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME

     Interest income                                                    $749
                                                                        ----
     Expenses:
        Management fees                                                  178
        Administrative and servicing fees                                 48
        Transfer agent's fees                                             19
        Custodian's fees                                                  15
        Postage                                                            6
        Shareholder reporting fees                                         6
        Directors' fees                                                    3
        Registration fees                                                  1
        Professional fees                                                 21
        Other                                                              2
                                                                        ----
           Total expenses                                                299
      Expenses reimbursed                                                (11)
                                                                        ----
           Net expenses                                                  288
                                                                        ----
              Net investment income                                     $461
                                                                        ====

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA NEW YORK MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2002

                                                              9/30/2002       3/31/2002
                                                              -------------------------
FROM OPERATIONS

     Net investment income                                    $    461        $  1,800
                                                              ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

     Net investment income                                        (461)         (1,800)
                                                              ------------------------
FROM CAPITAL SHARE TRANSACTIONS

     Proceeds from shares sold                                  33,417          80,833
     Dividend reinvestments                                        434           1,684
     Cost of shares redeemed                                   (39,760)        (84,008)
                                                              ------------------------
       Decrease in net assets from capital share
          transactions                                          (5,909)         (1,491)
                                                              ------------------------
     Net decrease in net assets                                 (5,909)         (1,491)

NET ASSETS

     Beginning of period                                        99,314         100,805
                                                              ------------------------
     End of period                                            $ 93,405        $ 99,314
                                                              ========================
CHANGE IN SHARES OUTSTANDING

     Shares sold                                                33,417          80,833
     Shares issued for dividends reinvested                        434           1,684
     Shares redeemed                                           (39,760)        (84,008)
                                                              ------------------------
       Decrease in shares outstanding                           (5,909)         (1,491)
                                                              ========================

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA NEW YORK MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                 USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA New York Money Market Fund (the Fund). The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes, with a further objective of preserving capital and maintaining liquidity.

                    A. SECURITY VALUATION - The value of each security is
                       determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                       1. Pursuant to SEC Rule 2a-7, securities in the Fund are
                          stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                       2. Securities that cannot be valued by the methods set
                          forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

                    B. FEDERAL TAXES - The Fund's policy is to comply with
                       the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                    C. INVESTMENTS IN SECURITIES - Security transactions are
                       accounted for on the date the securities are purchased or sold (trade date).

19

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA NEW YORK MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                       Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

                    D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank
                       has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2002, custodian fee offset arrangements did not affect fees.

                    E. USE OF ESTIMATES - The preparation of financial
                       statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

                 Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA NEW YORK MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. In addition, the USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

                 The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2003, in accordance with applicable tax law.

                 Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

                 Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended September 30, 2002, were $95,853,000 and $102,326,000, respectively.

21

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA NEW YORK MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 At September 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                    A. MANAGEMENT FEES - The Manager carries out the Fund's
                       investment policies and manages the Fund's portfolio. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2002, the Fund's effective base fee was 0.37% of the Fund's average net assets and the Fund paid the Manager management fees of $178,000.

                    B. ADMINISTRATIVE AND SERVICING FEES - The Manager
                       provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. During the six-month period ended September 30, 2002, the Fund paid the Manager administrative and servicing fees of $48,000.

                    C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                       d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the six-month period ended September 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $19,000.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA NEW YORK MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                    D. EXPENSE LIMITATION - The Manager has voluntarily
                       agreed to limit the Fund's annual operating expenses to 0.60% of the Fund's annual average net assets, after the effect of any custodian fee offset arrangements, and will reimburse the Fund for all expenses in excess of that amount through July 31, 2003, which for the six-month period ended September 30, 2002, equaled $11,000.

                    E. UNDERWRITING SERVICES - The Manager provides exclusive
                       underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                 On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on October
                 10, 1990. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

23

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA NEW YORK MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                             SIX-MONTH
                                           PERIOD ENDED
                                           SEPTEMBER 30,                      YEAR ENDED MARCH 31,
                                           ------------------------------------------------------------------------------
                                              2002            2002            2001         2000         1999         1998
                                           ------------------------------------------------------------------------------
Net asset value at
      beginning of period                  $  1.00         $  1.00        $   1.00      $  1.00      $  1.00      $  1.00
                                           ------------------------------------------------------------------------------
Income from investment operations:
      Net investment income                    .00(d)          .02             .03          .03          .03          .03
Less distributions:
      From net investment income              (.00)(d)        (.02)           (.03)        (.03)        (.03)        (.03)
                                           ------------------------------------------------------------------------------
Net asset value at end of period           $  1.00         $  1.00        $   1.00      $  1.00      $  1.00      $  1.00
                                           ==============================================================================
Total return (%)*                              .48            1.79            3.62         3.02         2.90         3.29
Net assets at end of period (000)          $93,405         $99,314        $100,805      $77,948      $68,834      $62,226
Ratio of expenses to
      average net assets (%)**                 .60(a,b)        .57(b,c)        .50          .50          .50          .50
Ratio of expenses to average
      net assets excluding
      reimbursements (%)**                     .62(a,b)        .60(b)          .58          .58          .60          .63
Ratio of net investment
      income to average
      net assets (%)**                         .96(a)         1.77            3.54         3.00         2.86         3.23

 *  Assumes reinvestment of all dividend income distributions during the period.

** For the six-month period ended September 30, 2002, average net assets were $95,905,000.

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(b) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

(c) Effective August 1, 2001, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.60% of the Fund's average annual net assets.

(d) Represents less than $.01 per share.

N O T E S
=========-----------------------------------------------------------------------

25

N O T E S
=========-----------------------------------------------------------------------

N O T E S
=========-----------------------------------------------------------------------

27

N O T E S
=========-----------------------------------------------------------------------

                  DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

             ADMINISTRATOR,    USAA Investment Management Company
        INVESTMENT ADVISER,    9800 Fredericksburg Road
               UNDERWRITER,    San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT    USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

                  CUSTODIAN    State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

       INDEPENDENT AUDITORS    Ernst & Young LLP
                               100 West Houston St., Suite 1900
                               San Antonio, Texas 78205

                  TELEPHONE    Call toll free - Central Time
           ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT    For account servicing, exchanges,
               MUTUAL FUNDS    or redemptions
                               1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL    24-hour service (from any phone)
          FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND    (from touch-tone phones only)
          USAA TOUCHLINE(R)    For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                         Paper

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